Government Fees and Other Taxes (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2025	Nov. 30, 2024	Mar. 31, 2025
Government Fees and Other Taxes [Abstract]
Renewal Paid	$ 2.3	$ 7.2
Accrued additional amount			$ 3.3
Mineral rights transfer royalty			12.8
Mineral resources consumed			$ 8.9